Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Parenthetical) (Detail) - Pension Plan, Defined Benefit [Member]	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%
Asset allocation of defined benefit pension plans		100.00%
Equity Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans		27.00%
Equity Investments [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	20.00%
Equity Investments [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	45.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans		68.00%
Fixed Income Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	60.00%
Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	85.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans		5.00%
Cash and Cash Equivalents [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	0.00%
Cash and Cash Equivalents [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	10.00%